Acquisitions and Disposals - Additional Information (Detail) - USD ($) $ in Millions									12 Months Ended
	Jan. 22, 2026	Dec. 18, 2025	Oct. 28, 2025	Sep. 29, 2025	Aug. 06, 2025	Jun. 04, 2025	Jan. 29, 2025	Dec. 17, 2024	Dec. 31, 2025	Feb. 01, 2026	Dec. 12, 2025	Jan. 31, 2025
Disclosure of detailed information about Acquisitions and Disposals [Line Items]
Total price of the transaction										$ 163.0
Proportion of ownership interest in subsidiary	100.00%
Consideration transferred, acquisition-date fair value										$ 163.0
Percentage of voting equity interests acquired										44.90%
Other Comprehensive Income Reclassification Adjustments Due To Acquisition Or Disposal Of Subsidiaries Associates Joint Ventures									$ 46.0
Refinor [member]
Disclosure of detailed information about Acquisitions and Disposals [Line Items]
Total price of the transaction			$ 25.2
Proportion of ownership interest in subsidiary			100.00%
Consideration transferred, acquisition-date fair value			$ 25.2
Percentage of voting equity interests acquired			50.00%
Proportion of ownership interest in subsidiary prior to afore mentioned			50.00%
Cash transferred			$ 17.0
Business combination consideration transferred by compensation with credits			8.2
Other Comprehensive Income Reclassification Adjustments Due To Acquisition Or Disposal Of Subsidiaries Associates Joint Ventures			$ 46.0
Profertil [member]
Disclosure of detailed information about Acquisitions and Disposals [Line Items]
Percentage of ownership in the subsidiary to be disposed off											50.00%
Increase in other operating results		$ 335.0
Disposal of subsidiaries sale price		596.00%
Percentage of ownership interest disposed		50.00%
Receivable from disposal of subsidiaries pending payment									$ 396.0
Mobil Argentina S.A. [Member]
Disclosure of detailed information about Acquisitions and Disposals [Line Items]
Total price of the transaction							$ 327.0
Proportion of ownership interest in subsidiary							100.00%
Consideration transferred, acquisition-date fair value							$ 327.0
Sierra Chata [Member]
Disclosure of detailed information about Acquisitions and Disposals [Line Items]
Proportion of ownership interest in subsidiary								54.45%
OLCLP [Member]
Disclosure of detailed information about Acquisitions and Disposals [Line Items]
Total price of the transaction						$ 15.0
Increase in other operating results						$ 45.0
Proportion of ownership interest in subsidiary						100.00%
Consideration transferred, acquisition-date fair value						$ 15.0
Percentage of voting equity interests acquired						15.00%						15.00%
Proportion of ownership interest in subsidiary prior to afore mentioned						85.00%
Cash transferred						$ 1.4
Business combinations consideration transferred by offsetting payment obligations						$ 13.6
VMI [Member]
Disclosure of detailed information about Acquisitions and Disposals [Line Items]
Total price of the transaction				$ 523.0
Percentage of ownership in the subsidiary to be disposed off	44.44%
Proportion of ownership interest in subsidiary				100.00%	100.00%
Working interest in unconventional exploitation concessions				45.00%
Consideration transferred, acquisition-date fair value				$ 523.0